CASH AND BANKS (Details) € in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 ARS ($)
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 9,760,886				$ 10,490,878				$ 14,391,437
In Pesos
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 9,707,618				$ 9,001,432
In Dollars
Disclosure of cash and cash equivalents [line items]
Cash and banks		$ 36,672				$ 1,474,890
In Euros
Disclosure of cash and cash equivalents [line items]
Cash and banks | €			€ 16,501				€ 14,477
In reales
Disclosure of cash and cash equivalents [line items]
Cash and banks | R$				R$ 95				R$ 79